UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8443
Salomon Brothers Variable Series Funds Inc
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Salomon Brothers Asset Management Inc. 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-725-6666

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

SALOMON BROTHERS VARIABLE SERIES
FUNDS INC

SALOMON BROTHERS VARIABLE ALL CAP FUND

FORM N-Q

MARCH 31, 2005

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited)

SHARES	SECURITY	VALUE
COMMON STOCK - 89.0%
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.4%
29,600	BorgWarner, Inc.	$1,440,928
Food & Staples Retailing - 1.7%
127,000	Costco Wholesale Corp.	5,610,860
Household Durables - 0.2%
79,900	Fleetwood Enterprises, Inc. (a)(b)	695,130
Internet & Catalog Retail - 0.2%
35,000	IAC/InterActiveCorp. (a)	779,450
Leisure Equipment & Products - 2.5%
209,800	Hasbro, Inc.	4,290,410
181,200	Mattel, Inc.	3,868,620
		8,159,030
Media - 8.2%
171,900	Comcast Corp., Special Class A Shares (a)	5,741,460
283,400	News Corp., Class A Shares	4,795,128
179,100	News Corp., Class B Shares (b)	3,153,951
276,000	Time Warner Inc. (a)	4,843,800
109,100	Viacom Inc., Class B Shares	3,799,953
166,900	The Walt Disney Co.	4,795,037
		27,129,329
Specialty Retail - 1.2%
101,700	The Home Depot, Inc.	3,889,008
	TOTAL CONSUMER DISCRETIONARY	47,703,735
CONSUMER STAPLES - 1.3%
Food & Drug Retailing - 0.8%
10,971	FHC Del Inc. (a)(c)	52,112
145,100	Safeway Inc.	2,688,703
		2,740,815
Food Products - 0.5%
41,100	Unilever PLC, Sponsored ADR	1,644,000
	TOTAL CONSUMER STAPLES	4,384,815
ENERGY - 9.4%
Energy Equipment & Services - 3.3%
39,500	Baker Hughes Inc.	1,757,355
60,900	GlobalSantaFe Corp.	2,255,736
106,200	Halliburton Co.	4,593,150
32,200	Schlumberger Ltd.	2,269,456
		10,875,697
Oil & Gas - 6.1%
57,600	Anadarko Petroleum Corp.	4,383,360
14,500	BP PLC, Sponsored ADR	904,800
30,000	Canadian Natural Resources Ltd.	1,704,600
94,200	ChevronTexaco Corp.	5,492,802
9,300	ConocoPhillips	1,002,912
16,400	Exxon Mobil Corp.	977,440
57,800	Murphy Oil Corp.	5,706,594
		20,172,508
	TOTAL ENERGY	31,048,205

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited) (continued)

SHARES	SECURITY	VALUE
FINANCIALS - 17.0%
Banks - 1.9%
69,800	The Bank of New York Co., Inc.	$2,027,690
491	Mitsubishi Tokyo Financial Group, Inc.	4,258,615
		6,286,305
Diversified Financials - 7.1%
84,900	American Express Co.	4,361,313
151,556	JPMorgan Chase & Co.	5,243,838
169,400	MBNA Corp.	4,158,770
65,200	Merrill Lynch & Co., Inc.	3,690,320
60,400	Morgan Stanley	3,457,900
56,900	State Street Corp.	2,487,668
		23,399,809
Insurance - 7.7%
51,100	Ambac Financial Group, Inc.	3,819,725
72,900	American International Group, Inc.	4,039,389
143,200	CNA Surety Corp. (a)(b)	1,947,520
54,100	The Chubb Corp.	4,288,507
28,000	The Hartford Financial Services Group, Inc.	1,919,680
55,200	MGIC Investment Corp.	3,404,184
163,000	The PMI Group, Inc.	6,195,630
		25,614,635
Real Estate - 0.3%
71,100	Digital Realty Trust, Inc. (b)	1,021,707
	TOTAL FINANCIALS	56,322,456
HEALTHCARE - 11.8%
Biotechnology - 1.2%
28,500	Amgen Inc. (a)	1,658,985
256,400	Aphton Corp. (a)	325,628
138,914	Enzo Biochem, Inc. (a)(b)	2,003,140
		3,987,753
Healthcare Providers & Services - 0.6%
49,400	McKesson Corp.	1,864,850
Pharmaceuticals - 10.0%
121,300	Abbott Laboratories	5,655,006
15,400	Eli Lilly and Co.	802,340
89,200	GlaxoSmithKline PLC, ADR (b)	4,096,064
101,700	Johnson & Johnson	6,830,172
134,500	Novartis AG, ADR	6,291,910
178,400	Pfizer Inc.	4,686,568
116,100	Wyeth	4,897,098
		33,259,158
	TOTAL HEALTHCARE	39,111,761

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited) (continued)

SHARES	SECURITY	VALUE
INDUSTRIALS - 7.7%
Aerospace & Defense - 3.3%
45,100	The Boeing Co.	$2,636,546
75,000	Honeywell International Inc.	2,790,750
140,600	Raytheon Co.	5,441,220
		10,868,516
Airlines - 1.3%
301,700	Southwest Airlines Co.	4,296,208
Commercial Services & Supplies - 1.3%
112,000	IKON Office Solutions, Inc.	1,107,680
115,900	Waste Management, Inc.	3,343,715
		4,451,395
Machinery - 1.8%
47,800	Caterpillar Inc.	4,370,832
22,400	Deere & Co.	1,503,712
		5,874,544
	TOTAL INDUSTRIALS	25,490,663
INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 3.8%
138,800	Cisco Systems, Inc. (a)	2,483,132
1,500,000	Lucent Technologies Inc. (a)(b)	4,125,000
220,000	Motorola, Inc.	3,293,400
181,500	Nokia Oyj, Sponsored ADR	2,800,545
		12,702,077
Computers & Peripherals - 0.5%
99,800	Electronics for Imaging, Inc. (a)	1,780,432
Electronic Equipment & Instruments - 3.5%
135,200	Agilent Technologies, Inc. (a)	3,001,440
49,100	Maxwell Technologies, Inc. (a)(b)	450,247
15,900	Samsung Electronics Co., Ltd., GDR (d)	3,935,250
1,199,900	Solectron Corp. (a)	4,163,653
		11,550,590
Internet Software & Services - 0.7%
373,000	RealNetworks, Inc. (a)(b)	2,155,940
IT Consulting & Services - 0.4%
40,600	SunGard Data Systems Inc. (a)	1,400,700
Semiconductor Equipment & Products - 3.7%
200,800	Applied Materials, Inc.	3,263,000
42,300	Novellus Systems, Inc. (a)	1,130,679
457,629	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (b)	3,880,694
148,000	Texas Instruments Inc.	3,772,520
		12,046,893
Software - 2.2%
307,000	Micromuse Inc. (a)	1,390,710
239,300	Microsoft Corp.	5,783,881
		7,174,591
	TOTAL INFORMATION TECHNOLOGY	48,811,223

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited) (continued)

SHARES	SECURITY	VALUE
MATERIALS - 8.8%
Chemicals - 3.1%
90,600	The Dow Chemical Co.	$4,516,410
67,900	E.I. du Pont de Nemours & Co.	3,479,196
78,200	Engelhard Corp.	2,348,346
		10,343,952
Metals & Mining - 4.4%
137,800	Alcoa Inc.	4,187,742
148,300	Allegheny Technologies Inc.	3,575,513
107,300	Newmont Mining Corp.	4,533,425
85,200	RTI International Metals, Inc. (a)	1,993,680
49,300	WGI Heavy Minerals, Inc. (a)	119,210
		14,409,570
Paper & Forest Products - 1.3%
63,100	Weyerhaeuser Co.	4,322,350
	TOTAL MATERIALS	29,075,872
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.1%
150,000	SBC Communications Inc.	3,553,500
Wireless Telecommunication Services - 1.5%
187,800	Vodafone Group PLC, Sponsored ADR (b)	4,987,968
	TOTAL TELECOMMUNICATION SERVICES	8,541,468
UTILITIES - 1.2%
Multi-Utilities - 1.2%
29,200	Dynegy Inc., Class A Shares (a)(b)	114,172
209,600	The Williams Cos., Inc.	3,942,576
	TOTAL UTILITIES	4,056,748
	TOTAL COMMON STOCK
	(Cost - $260,578,855)	294,546,946

FACE AMOUNT
SHORT TERM INVESTMENTS - 17.5%
Repurchase Agreement - 11.6%
$38,492,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Securities LLC, 2.840% due 4/1/05; Proceeds at maturity - $38,495,037; (Fully collateralized by various U.S. government agency obligations, and International Bank for Reconstruction and Development Notes and Bonds, 0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $39,261,840) (Cost - $38,492,000)	38,492,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE ALL CAP FUND

Schedule of Investments (unaudited) (continued)

SHARES	SECURITY	VALUE
Securities Purchased with Loaned Securities Collateral - 5.9%
19,326,402	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $19,326,402)	$19,326,402
	TOTAL SHORT TERM INVESTMENTS
	(Cost - $57,818,402)	57,818,402
	TOTAL INVESTMENTS - 106.5% (Cost- $318,397,257*)	352,365,348
	Liabilities in Excess of Other Assets - (6.5)%	(21,429,295)
	TOTAL NET ASSETS - 100.0%	$330,936,053

(a)     Non-income producing security.

(b)    All or a portion of the security is on loan.

(c)     Security is valued in accordance with fair valuation procedures.

(d)    Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

* Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Variable All Cap Fund (“Fund”), a separate non-diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sale price. Securities traded in the over-the-counter market, securities for which no sales price was reported are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as investment income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current

Notes to Schedule of Investments (unaudited) (continued)

market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$46,592,121
Gross unrealized depreciation	(12,624,030)
Net unrealized appreciation	$33,968,091

At March 31, 2005, the Fund loaned securities having a market value of $18,492,494. The Fund received cash collateral amounting to $19,326,402, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Salomon Brothers Variable Series Funds Inc

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date	May 27, 2005